Revenue and Construction Contracts - Summary of Changes in the Balance of Contract Liabilities with Customers (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Contract liabilities [abstract]
Opening balance of contract liabilities with customers	$ 201	$ 225	$ 234
Increase during the period for new transactions	1,626	1,536	1,931
Decrease during the period for exercise or expiration of incentives	(1,574)	(1,561)	(1,946)
Currency translation effects	4	1	6
Closing balance of contract liabilities with customers	$ 257	$ 201	$ 225